UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (78.0%)
		Consumer Discretionary (14.4%)
3,638,000		American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17	$3,756,235
3,265,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	3,350,706
3,148,000		Cedar Fair, LPµ 9.125%, 08/01/18	3,506,085
5,700,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	5,956,500
5,020,000		Dana Holding Corp.µ 6.750%, 02/15/21	5,308,650
		DISH Network Corp.µ
5,876,000		7.875%, 09/01/19	6,801,470
4,920,000		7.125%, 02/01/16	5,424,300
4,664,000		Express, LLCµ 8.750%, 03/01/18	5,153,720
1,586,000		Gap, Inc. 5.950%, 04/12/21	1,524,152
		Goodyear Tire & Rubber Companyµ
6,529,000		8.250%, 08/15/20	7,132,932
803,000		7.000%, 03/15/28	774,895
3,201,000		Hanesbrands, Inc.‡ 4.146%, 12/15/14	3,217,005
2,332,000		Hasbro, Inc.µ 6.600%, 07/15/28	2,597,841
3,731,000		Icahn Enterprises, LP* 8.000%, 01/15/18	3,889,567
1,054,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	1,210,783
		J.C. Penney Company, Inc.µ
2,904,000		6.375%, 10/15/36	2,511,960
2,676,000		7.125%, 11/15/23	2,783,040
		Jaguar Land Rover, PLC*
2,798,000		8.125%, 05/15/21µ	2,756,030
2,192,000		7.750%, 05/15/18	2,186,520
5,466,000		Jarden Corp.µ 7.500%, 05/01/17	5,889,615
4,664,000		Lear Corp.µ 8.125%, 03/15/20	5,229,510
2,798,000		Liberty Media Corp.µ 8.250%, 02/01/30	2,770,020
		Limited Brands, Inc.
2,798,000		7.600%, 07/15/37µ	2,794,503
732,000		6.950%, 03/01/33	699,060
1,865,000		Live Nation Entertainment, Inc.µ* 8.125%, 05/15/18	1,939,600
3,376,000		Phillips-Van Heusen Corp.µ 7.375%, 05/15/20	3,747,360
		Royal Caribbean Cruises, Ltd.µ
4,664,000		7.500%, 10/15/27	4,664,000
1,865,000		7.250%, 06/15/16	2,028,188
933,000		7.000%, 06/15/13	988,980

933,000		Sally Holdings, LLC* 6.875%, 11/15/19	$1,002,975
		Service Corp. International
6,529,000		7.500%, 04/01/27µ	6,439,226
933,000		7.625%, 10/01/18µ	1,077,615
933,000		7.000%, 05/15/19	1,012,305
933,000		Toll Brothers Finance Corp.† 5.875%, 02/15/22	956,325
4,175,000		Vail Resorts, Inc. 6.500%, 05/01/19	4,321,125
4,039,000		Wynn Las Vegas, LLCµ 7.750%, 08/15/20	4,584,265

			119,987,063

		Consumer Staples (3.3%)
700,000		Constellation Brands, Inc. 8.375%, 12/15/14	794,500
4,267,000		Darling International, Inc.µ 8.500%, 12/15/18	4,800,375
2,332,000		Dean Foods Companyµ 9.750%, 12/15/18	2,553,540
3,380,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	3,582,800
4,634,000		JBS USA, LLCµ* 7.250%, 06/01/21	4,413,885
6,176,000		Post Holdings, Inc.*† 7.375%, 02/15/22	6,407,600
4,664,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	5,299,470

			27,852,170

		Energy (20.1%)
20,053,000	NOK	Aker Solutions, ASA 10.700%, 06/26/14	3,706,237
		Arch Coal, Inc.µ
5,326,000		7.250%, 10/01/20	5,379,260
700,000		8.750%, 08/01/16	766,500
3,071,000		Arch Western Finance, LLC~ 6.750%, 07/01/13	3,101,710
2,249,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	2,338,960
4,450,000		Basic Energy Services, Inc. 7.750%, 02/15/19	4,550,125
		Berry Petroleum Company
4,925,000		8.250%, 11/01/16µ	5,158,937
1,865,000		10.250%, 06/01/14	2,130,763
5,130,000		Bill Barrett Corp.µ 7.625%, 10/01/19	5,245,425
2,425,000		Brigham Exploration Company 8.750%, 10/01/18	3,030,644
8,581,000		Bristow Group, Inc.µ 7.500%, 09/15/17	8,967,145
6,995,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	6,890,075

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,731,000	Calumet Specialty Products* 9.375%, 05/01/19	$3,768,310
7,462,000	Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	7,536,620
5,596,000	Clayton Williams Energy, Inc.* 7.750%, 04/01/19	5,456,100
6,995,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	7,336,006
3,257,000	Comstock Resources, Inc.µ 8.375%, 10/15/17	3,143,005
4,514,000	Concho Resources, Inc.µ 8.625%, 10/01/17	5,010,540
	Frontier Oil Corp.
5,671,000	8.500%, 09/15/16µ	6,096,325
760,000	6.875%, 11/15/18	782,800
2,891,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	2,919,910
6,156,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	6,494,580
1,893,000	HollyFrontier Corp.µ 9.875%, 06/15/17	2,120,160
2,733,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	2,890,147
	Linn Energy, LLC
4,664,000	8.625%, 04/15/20µ	5,200,360
1,399,000	7.750%, 02/01/21	1,514,418
933,000	6.500%, 05/15/19*	946,995
3,731,000	Pioneer Drilling Company* 9.875%, 03/15/18	3,992,170
5,596,000	Plains Exploration & Production Company 6.750%, 02/01/22	6,113,630
3,731,000	Pride International, Inc.µ 8.500%, 06/15/19	4,770,341
4,664,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,973,470
	SESI, LLC
6,063,000	6.875%, 06/01/14µ	6,123,630
2,332,000	7.125%, 12/15/21*	2,536,050
	SM Energy Company
3,559,000	6.625%, 02/15/19	3,754,745
1,679,000	6.500%, 11/15/21*	1,767,148
	Swift Energy Companyµ
5,037,000	8.875%, 01/15/20	5,376,997
2,332,000	7.125%, 06/01/17	2,343,660
4,757,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	5,066,205
466,000	Unit Corp. 6.625%, 05/15/21	472,990
6,063,000	W&T Offshore, Inc. 8.500%, 06/15/19	6,479,831
1,380,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	1,473,150

		167,726,074

	Financials (2.9%)
2,239,000	AON Corp.µ 8.205%, 01/01/27	$2,650,369
1,548,000	Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	1,563,480
	Leucadia National Corp.µ
7,229,000	8.125%, 09/15/15	7,807,320
1,148,000	7.125%, 03/15/17	1,191,050
4,197,000	Nuveen Investments, Inc.µ 10.500%, 11/15/15	4,396,358
	OMEGA Healthcare Investors, Inc.
3,265,000	6.750%, 10/15/22	3,477,225
2,938,000	7.500%, 02/15/20µ	3,202,420

		24,288,222

	Health Care (8.3%)
172,000	AMERIGROUP Corp. 7.500%, 11/15/19	184,470
1,865,000	Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16	2,074,813
5,538,000	DaVita, Inc.µ 6.625%, 11/01/20	5,911,815
	Endo Pharmaceuticals Holdings, Inc.
6,995,000	7.000%, 12/15/20	7,659,525
933,000	7.000%, 07/15/19	1,016,970
	Fresenius Med*
2,798,000	6.500%, 09/15/18	3,014,845
933,000	5.875%, 01/31/22	956,325
7,928,000	Grifols SA 8.250%, 02/01/18	8,740,620
2,798,000	HCA Holdings, Inc. 7.750%, 05/15/21	2,944,895
3,917,000	Health Management Associates, Inc.* 7.375%, 01/15/20	4,044,302
	Mylan, Inc.µ*
4,029,000	7.625%, 07/15/17	4,447,009
3,031,000	7.875%, 07/15/20	3,379,565
5,130,000	Teleflex, Inc.µ 6.875%, 06/01/19	5,514,750
	Valeant Pharmaceuticals International, Inc.*
5,783,000	7.000%, 10/01/20µ	5,905,889
3,265,000	7.250%, 07/15/22	3,322,137
979,000	6.750%, 10/01/17µ	1,004,699
8,267,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	8,783,687

		68,906,316

	Industrials (11.2%)
5,514,000	Abengoa, SAµ* 8.875%, 11/01/17	5,403,720
5,130,000	BE Aerospace, Inc.µ 8.500%, 07/01/18	5,681,475

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Belden, Inc.
3,731,000	9.250%, 06/15/19	$4,010,825
3,031,000	7.000%, 03/15/17	3,121,930
3,661,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	3,844,050
2,378,000	Clean Harbors, Inc.µ 7.625%, 08/15/16	2,532,570
	Deluxe Corp.
5,130,000	7.000%, 03/15/19*	5,078,700
4,332,000	7.375%, 06/01/15µ	4,472,790
3,861,000	Dycom Investments, Inc. 7.125%, 01/15/21	3,938,220
1,268,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	1,391,630
	FTI Consulting, Inc.
3,670,000	7.750%, 10/01/16	3,835,150
3,031,000	6.750%, 10/01/20	3,235,592
1,492,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,544,220
4,024,000	Interline Brands, Inc.µ 7.000%, 11/15/18	4,245,320
3,265,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,575,175
2,332,000	Mobile Mini, Inc.µ 7.875%, 12/01/20	2,416,535
541,000	Navistar International Corp. 8.250%, 11/01/21	586,985
3,314,000	Polypore International, Inc. 7.500%, 11/15/17	3,496,270
4,664,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	4,780,600
7,229,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	7,915,755
6,995,000	Terex Corp.µ 8.000%, 11/15/17	7,099,925
1,301,000	TransDigm Group, Inc. 7.750%, 12/15/18	1,431,100
	Triumph Group, Inc.
5,876,000	8.625%, 07/15/18µ	6,581,120
233,000	8.000%, 11/15/17~	253,970
3,241,000	WESCO Distribution, Inc.µ 7.500%, 10/15/17	3,322,025

		93,795,652

	Information Technology (7.6%)
	Amkor Technology, Inc.
4,197,000	7.375%, 05/01/18µ	4,527,514
876,000	6.625%, 06/01/21	893,520
1,306,000	Anixter International, Inc.µ 5.950%, 03/01/15	1,341,915
6,063,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	6,199,417
6,063,000	EH Holding Corp.µ* 7.625%, 06/15/21	6,426,780

	Equinix, Inc.µ
4,197,000	7.000%, 07/15/21	$4,564,238
2,891,000	8.125%, 03/01/18	3,223,465
2,798,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	3,161,740
536,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	562,800
7,462,000	iGATE Corp. 9.000%, 05/01/16	7,965,685
4,101,000	Jabil Circuit, Inc.µ 8.250%, 03/15/18	4,798,170
6,035,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	6,155,700
	Seagate Technology
4,430,000	6.875%, 05/01/20	4,762,250
3,498,000	7.000%, 11/01/21µ*	3,760,350
1,632,000	7.750%, 12/15/18	1,815,600
3,031,000	ViaSat, Inc.µ 8.875%, 09/15/16	3,137,085

		63,296,229

	Materials (5.6%)
2,565,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	2,955,062
4,540,000	Clearwater Paper Corp. 7.125%, 11/01/18	4,823,750
9,327,000	FMG Resources* 8.250%, 11/01/19	10,049,842
5,979,000	Greif, Inc.µ 7.750%, 08/01/19	6,636,690
865,000	Kraton Polymers, LLC 6.750%, 03/01/19	860,675
	Sealed Air Corp.
3,311,000	8.125%, 09/15/19*	3,683,488
1,399,000	7.875%, 06/15/17	1,489,606
3,414,000	Silgan Holdings, Inc.µ 7.250%, 08/15/16	3,695,655
	Steel Dynamics, Inc.
7,499,000	7.750%, 04/15/16µ	7,873,950
933,000	7.625%, 03/15/20	1,037,963
2,891,000	Union Carbide Corp.µ 7.875%, 04/01/23	3,490,342

		46,597,023

	Telecommunication Services (1.8%)
4,393,000	CenturyLink, Inc.µ 6.875%, 01/15/28	4,264,702
4,671,000	MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	4,951,260
5,596,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	5,701,832

		14,917,794

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Utilities (2.8%)
2,798,000	AES Corp.µ* 7.375%, 07/01/21	$3,105,780
7,695,000	AmeriGas Finance Corp. 7.000%, 05/20/22	7,733,475
	Calpine Corp.*
3,498,000	7.875%, 07/31/20µ	3,786,585
3,031,000	7.875%, 01/15/23µ	3,265,903
504,000	7.500%, 02/15/21	539,280
	NRG Energy, Inc.*
4,664,000	7.875%, 05/15/21µ	4,454,120
933,000	7.625%, 05/15/19	895,680

		23,780,823

	TOTAL CORPORATE BONDS (Cost $621,642,471)	651,147,366

CONVERTIBLE BONDS (29.8%)
	Consumer Discretionary (4.9%)
7,500,000	International Game Technologyµ 3.250%, 05/01/14	8,606,250
15,750,000	Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	18,466,875
15,870,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	13,529,175

		40,602,300

	Energy (0.8%)
8,500,000	Chesapeake Energy Corp.µ 2.250%, 12/15/38	6,810,625

	Financials (0.8%)
3,000,000	Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	3,296,250
2,850,000	Health Care REIT, Inc.µ 3.000%, 12/01/29	3,377,250

		6,673,500

	Health Care (6.7%)
13,250,000	Gilead Sciences, Inc.µ 1.625%, 05/01/16	16,761,250
9,250,000	LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	9,805,000
3,000,000	Salix Pharmaceuticals, Ltd.µ 2.750%, 05/15/15	3,922,500
15,000,000	Shire, PLCµ 2.750%, 05/09/14	17,355,000
7,000,000	Teleflex, Inc.µ 3.875%, 08/01/17	8,487,500

		56,331,250

	Industrials (2.3%)
2,150,000	Alliant Techsystems, Inc.µ 3.000%, 08/15/24	2,270,937

5,264,000	Navistar International Corp.µ 3.000%, 10/15/14	$6,125,980
10,500,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	10,591,875

		18,988,792

	Information Technology (8.7%)
	Intel Corp.µ
23,250,000	2.950%, 12/15/35	26,243,437
3,500,000	3.250%, 08/01/39	4,698,750
1,950,000	Lam Research Corp.* 1.250%, 05/15/18	1,991,438
17,582,000	Linear Technology Corp.µ 3.000%, 05/01/27	18,812,740
5,500,000	Nuance Communications, Inc.µ* 2.750%, 11/01/31	6,462,500
1,586,000	ON Semiconductor Corp. 2.625%, 12/15/26	1,823,900
9,000,000	Xilinx, Inc.µ 2.625%, 06/15/17	12,240,.000

		72,272,765

	Materials (5.0%)
2,620,000	Allegheny Technologies, Inc.µ 4.250%, 06/01/14	3,559,925
7,200,000	Anglo American, PLCµ 4.000%, 05/07/14	11,271,600
11,100,000	AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	12,903,750
8,010,000	Newmont Mining Corp. 3.000%, 02/15/12	10,813,500
2,620,000	Steel Dynamics, Inc.µ 5.125%, 06/15/14	3,065,400

		41,614,175

	Telecommunication Services (0.6%)
4,500,000	tw telecom, Inc.µ 2.375%, 04/01/26	5,349,375

	TOTAL CONVERTIBLE BONDS (Cost $235,503,119)	248,642,782

U.S. GOVERNMENT AND AGENCY SECURITIES (0.6%)
	United States Treasury Note~
3,731,000	1.000%, 03/31/12	3,737,123
933,000	0.375%, 09/30/12	934,749

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $4,670,303)	4,671,872

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

SOVEREIGN BONDS (1.6%)
		Federative Republic of Brazil
1,735,600	BRL	10.000%, 01/01/14	$10,006,660
560,000	BRL	10.000%, 01/01/13	3,243,385

		TOTAL SOVEREIGN BONDS (Cost $12,746,284)	13,250,045

SYNTHETIC CONVERTIBLE SECURITIES (6.8%)
Corporate Bonds (5.6%)
		Consumer Discretionary (1.0%)
262,000		American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17	270,515
235,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	241,169
227,000		Cedar Fair, LPµ 9.125%, 08/01/18	252,821
411,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	429,495
362,000		Dana Holding Corp.µ 6.750%, 02/15/21	382,815
		DISH Network Corp.µ
424,000		7.875%, 09/01/19	490,780
355,000		7.125%, 02/01/16	391,387
336,000		Express, LLCµ 8.750%, 03/01/18	371,280
114,000		Gap, Inc. 5.950%, 04/12/21	109,554
		Goodyear Tire & Rubber Companyµ
471,000		8.250%, 08/15/20	514,567
58,000		7.000%, 03/15/28	55,970
231,000		Hanesbrands, Inc.‡ 4.146%, 12/15/14	232,155
168,000		Hasbro, Inc.µ 6.600%, 07/15/28	187,152
269,000		Icahn Enterprises, LP* 8.000%, 01/15/18	280,432
76,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	87,305
		J.C. Penney Company, Inc.µ
210,000		6.375%, 10/15/36	181,650
193,000		7.125%, 11/15/23	200,720
		Jaguar Land Rover, PLC*
202,000		8.125%, 05/15/21µ	198,970
158,000		7.750%, 05/15/18	157,605
394,000		Jarden Corp.µ 7.500%, 05/01/17	424,535
336,000		Lear Corp.µ 8.125%, 03/15/20	376,740
202,000		Liberty Media Corp.µ 8.250%, 02/01/30	199,980
		Limited Brands, Inc.
202,000		7.600%, 07/15/37µ	201,748
53,000		6.950%, 03/01/33	50,615

135,000		Live Nation Entertainment, Inc.µ* 8.125%, 05/15/18	$140,400
244,000		Phillips-Van Heusen Corp.µ 7.375%, 05/15/20	270,840
		Royal Caribbean Cruises, Ltd.µ
336,000		7.500%, 10/15/27	336,000
135,000		7.250%, 06/15/16	146,813
67,000		7.000%, 06/15/13	71,020
67,000		Sally Holdings, LLC* 6.875%, 11/15/19	72,025
		Service Corp. International
471,000		7.500%, 04/01/27µ	464,524
67,000		7.625%, 10/01/18µ	77,385
67,000		7.000%, 05/15/19	72,695
67,000		Toll Brothers Finance Corp.† 5.875%, 02/15/22	68,675
301,000		Vail Resorts, Inc. 6.500%, 05/01/19	311,535
291,000		Wynn Las Vegas, LLCµ 7.750%, 08/15/20	330,285

			8,652,157

		Consumer Staples (0.2%)
50,000		Constellation Brands, Inc. 8.375%, 12/15/14	56,750
308,000		Darling International, Inc.µ 8.500%, 12/15/18	346,500
168,000		Dean Foods Companyµ 9.750%, 12/15/18	183,960
244,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	258,640
334,000		JBS USA, LLCµ* 7.250%, 06/01/21	318,135
445,000		Post Holdings, Inc.*† 7.375%, 02/15/22	461,688
336,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	381,780

			2,007,453

		Energy (1.5%)
1,447,000	NOK	Aker Solutions, ASA 10.700%, 06/26/14	267,438
384,000		Arch Coal, Inc.µ 7.250%, 10/01/20	387,840
50,000		8.750%, 08/01/16	54,750
221,000		Arch Western Finance, LLC~ 6.750%, 07/01/13	223,210
162,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	168,480
321,000		Basic Energy Services, Inc. 7.750%, 02/15/19	328,222
		Berry Petroleum Company
355,000		8.250%, 11/01/16µ	371,862
135,000		10.250%, 06/01/14	154,237

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

370,000	Bill Barrett Corp.µ 7.625%, 10/01/19	$378,325
175,000	Brigham Exploration Company 8.750%, 10/01/18	218,706
619,000	Bristow Group, Inc.µ 7.500%, 09/15/17	646,855
505,000	Calfrac Holdings, LPµ* 7.500%, 12/01/20	497,425
269,000	Calumet Specialty Products* 9.375%, 05/01/19	271,690
538,000	Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	543,380
404,000	Clayton Williams Energy, Inc.* 7.750%, 04/01/19	393,900
505,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	529,619
235,000	Comstock Resources, Inc.µ 8.375%, 10/15/17	226,775
326,000	Concho Resources, Inc.µ 8.625%, 10/01/17	361,860
409,000	Frontier Oil Corp. 8.500%, 09/15/16µ	439,675
55,000	6.875%, 11/15/18	56,650
209,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	211,090
444,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	468,420
137,000	HollyFrontier Corp.µ 9.875%, 06/15/17	153,440
197,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	208,327
336,000	Linn Energy, LLC 8.625%, 04/15/20µ	374,640
101,000	7.750%, 02/01/21	109,333
67,000	6.500%, 05/15/19*	68,005
269,000	Pioneer Drilling Company* 9.875%, 03/15/18	287,830
404,000	Plains Exploration & Production Company 6.750%, 02/01/22	441,370
269,000	Pride International, Inc.µ 8.500%, 06/15/19	343,935
336,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	358,295
437,000	SESI, LLC 6.875%, 06/01/14µ	441,370
168,000	7.125%, 12/15/21*	182,700
257,000	SM Energy Company 6.625%, 02/15/19	271,135
121,000	6.500%, 11/15/21*	127,353
363,000	Swift Energy Companyµ 8.875%, 01/15/20	387,502
168,000	7.125%, 06/01/17	168,840
343,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	365,295

34,000	Unit Corp. 6.625%, 05/15/21	$34,510
437,000	W&T Offshore, Inc. 8.500%, 06/15/19	467,044
100,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	106,750

		12,098,083

	Financials (0.2%)
162,000	AON Corp.µ 8.205%, 01/01/27	191,764
112,000	Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	113,120
521,000	Leucadia National Corp.µ 8.125%, 09/15/15	562,680
83,000	7.125%, 03/15/17	86,113
303,000	Nuveen Investments, Inc.µ 10.500%, 11/15/15	317,392
235,000	OMEGA Healthcare Investors, Inc. 6.750%, 10/15/22	250,275
212,000	7.500%, 02/15/20µ	231,080

		1,752,424

	Health Care (0.6%)
12,000	AMERIGROUP Corp. 7.500%, 11/15/19	12,870
135,000	Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16	150,188
400,000	DaVita, Inc.µ 6.625%, 11/01/20	427,000
505,000	Endo Pharmaceuticals Holdings, Inc. 7.000%, 12/15/20	552,975
67,000	7.000%, 07/15/19	73,030
	Fresenius Med*
202,000	6.500%, 09/15/18	217,655
67,000	5.875%, 01/31/22	68,675
572,000	Grifols SA 8.250%, 02/01/18	630,630
202,000	HCA Holdings, Inc. 7.750%, 05/15/21	212,605
283,000	Health Management Associates, Inc.* 7.375%, 01/15/20	292,197
	Mylan, Inc.µ*
291,000	7.625%, 07/15/17	321,191
219,000	7.875%, 07/15/20	244,185
370,000	Teleflex, Inc.µ 6.875%, 06/01/19	397,750
	Valeant Pharmaceuticals International, Inc.*
417,000	7.000%, 10/01/20µ	425,861
235,000	7.250%, 07/15/22	239,113
71,000	6.750%, 10/01/17µ	72,864
596,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	633,250

		4,972,039

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (0.8%)
398,000	Abengoa, SAµ* 8.875%, 11/01/17	$390,040
370,000	BE Aerospace, Inc.µ 8.500%, 07/01/18	409,775
	Belden, Inc.
269,000	9.250%, 06/15/19	289,175
219,000	7.000%, 03/15/17	225,570
264,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	277,200
172,000	Clean Harbors, Inc.µ 7.625%, 08/15/16	183,180
	Deluxe Corp.
370,000	7.000%, 03/15/19*	366,300
313,000	7.375%, 06/01/15µ	323,172
279,000	Dycom Investments, Inc. 7.125%, 01/15/21	284,580
92,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	100,970
	FTI Consulting, Inc.
265,000	7.750%, 10/01/16	276,925
219,000	6.750%, 10/01/20	233,783
108,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	111,780
290,000	Interline Brands, Inc.µ 7.000%, 11/15/18	305,950
235,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	257,325
168,000	Mobile Mini, Inc.µ 7.875%, 12/01/20	174,090
39,000	Navistar International Corp. 8.250%, 11/01/21	42,315
239,000	Polypore International, Inc. 7.500%, 11/15/17	252,145
336,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	344,400
521,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	570,495
505,000	Terex Corp.µ 8.000%, 11/15/17	512,575
94,000	TransDigm Group, Inc. 7.750%, 12/15/18	103,400
	Triumph Group, Inc.
424,000	8.625%, 07/15/18µ	474,880
17,000	8.000%, 11/15/17~	18,530
234,000	WESCO Distribution, Inc.µ 7.500%, 10/15/17	239,850

		6,768,405

	Information Technology (0.6%)
	Amkor Technology, Inc.
303,000	7.375%, 05/01/18µ	326,861
63,000	6.625%, 06/01/21	64,260

94,000	Anixter International, Inc.µ 5.950%, 03/01/15	$96,585
437,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	446,832
437,000	EH Holding Corp.µ* 7.625%, 06/15/21	463,220
	Equinix, Inc.µ
303,000	7.000%, 07/15/21	329,513
209,000	8.125%, 03/01/18	233,035
202,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	228,260
39,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	40,950
538,000	iGATE Corp. 9.000%, 05/01/16	574,315
296,000	Jabil Circuit, Inc.µ 8.250%, 03/15/18	346,320
435,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	443,700
	Seagate Technology
320,000	6.875%, 05/01/20	344,000
252,000	7.000%, 11/01/21µ*	270,900
118,000	7.750%, 12/15/18	131,275
219,000	ViaSat, Inc.µ 8.875%, 09/15/16	226,665

		4,566,691

	Materials (0.4%)
185,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	213,133
327,000	Clearwater Paper Corp. 7.125%, 11/01/18	347,438
673,000	FMG Resources* 8.250%, 11/01/19	725,157
431,000	Greif, Inc.µ 7.750%, 08/01/19	478,410
62,000	Kraton Polymers, LLC 6.750%, 03/01/19	61,690
	Sealed Air Corp.
239,000	8.125%, 09/15/19*	265,888
101,000	7.875%, 06/15/17	107,541
246,000	Silgan Holdings, Inc.µ 7.250%, 08/15/16	266,295
	Steel Dynamics, Inc.
541,000	7.750%, 04/15/16µ	568,050
67,000	7.625%, 03/15/20	74,538
209,000	Union Carbide Corp.µ 7.875%, 04/01/23	252,328

		3,360,468

	Telecommunication Services (0.1%)
317,000	CenturyLink, Inc.µ 6.875%, 01/15/28	307,742

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

337,000		MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	$357,220
404,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	411,640

			1,076,602

		Utilities (0.2%)
202,000		AES Corp.µ* 7.375%, 07/01/21	224,220
555,000		AmeriGas Finance Corp. 7.000%, 05/20/22	557,775
		Calpine Corp.*
252,000		7.875%, 07/31/20µ	272,790
219,000		7.875%, 01/15/23µ	235,973
36,000		7.500%, 02/15/21	38,520
		NRG Energy, Inc.*
336,000		7.875%, 05/15/21µ	320,880
67,000		7.625%, 05/15/19	64,320

			1,714,478

		TOTAL CORPORATE BONDS	46,968,800

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
269,000		1.000%, 03/31/12	269,441
67,000		0.375%, 09/30/12	67,126

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	336,567

Sovereign Bonds (0.1%)
		Federative Republic of Brazil
125,000	BRL	10.000%, 01/01/14	720,692
40,000	BRL	10.000%, 01/01/13	231,670

		TOTAL SOVEREIGN BONDS	952,362

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.0%) #
		Consumer Discretionary (0.1%)
115		Priceline.com, Inc. Call, 01/19/13, Strike $520.00	936,675

		Information Technology (0.9%)
275		Apple, Inc. Call, 01/19/13, Strike $395.00	2,406,938
1,500		Check Point Software Technologies, Ltd. Call, 01/19/13, Strike $55.00	1,095,000
3,000		Dell, Inc. Call, 01/19/13, Strike $15.00	1,035,000
2,650		EMC Corp. Call, 01/19/13, Strike $25.00	841,375
2,400		Oracle Corp. Call, 01/19/13, Strike $30.00	596,400

1,900		QUALCOMM, Inc. Call, 01/19/13, Strike $55.00	$1,605,500

			7,580,213

		TOTAL PURCHASED OPTIONS	8,516,888

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $55,364,060)	56,774,617

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (11.8%)
		Consumer Staples (0.9%)
76,000		Bunge, Ltd. 4.875%	7,229,500

		Energy (4.1%)
280,000		Apache Corp.µ 6.000%	16,080,400
18,431		Chesapeake Energy Corp.* 5.750%	17,881,070

			33,961,470

		Financials (3.8%)
350,000		Affiliated Managers Group, Inc. 5.150%	14,546,875
64,000		MetLife, Inc.µ 5.000%	4,384,640
11,600		Wells Fargo & Companyµ 7.500%	12,702,000

			31,633,515

		Industrials (0.5%)
38,966		Stanley Black & Decker, Inc.µ 4.750%	4,605,392

		Materials (1.1%)
125,000		Vale, SAµ 6.750%	9,643,750

		Utilities (1.4%)
220,000		NextEra Energy, Inc. 7.000%	11,632,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $97,813,261)	98,706,127

COMMON STOCKS (2.1%)
		Financials (0.0%)
13,850		American International Group, Inc.#	347,773

		Health Care (0.9%)
189,765		Merck & Company, Inc.µ	7,260,409

		Information Technology (1.2%)
127,900		Autodesk, Inc.#	4,604,400

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

197,000	EMC Corp.#	$5,074,720

		9,679,120

	TOTAL COMMON STOCKS (Cost $17,454,884)	17,287,302

SHORT TERM INVESTMENT (3.4%)
28,415,775	Fidelity Prime Money Market Fund - Institutional Class (Cost $28,415,775)	28,415,775

TOTAL INVESTMENTS (134.1%) (Cost $1,073,610,157)		1,118,895,886

LIABILITIES, LESS OTHER ASSETS (-34.1%)		(284,336,308)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$834,559,578

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $733,271,455. $273,699,235 of the collateral has been re-registered by the counterparty.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2012.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $132,488,001 or 15.9% of net assets applicable to common shareholders.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for swaps and written options. The aggregate value of such securities is $5,884,710.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS
Counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$80,000,000	$(3,462,308)
BNP Paribas, SA	1.8650% quarterly	3 month LIBOR	04/14/12	55,000,000	(179,725)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	38,700,000	(404,063)

					$(4,046,096)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:

Cost basis of investments	$1,099,247,353

Gross unrealized appreciation	51,952,279
Gross unrealized depreciation	(32,303,746)

Net unrealized appreciation (depreciation)	$19,648,533

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $300,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended January 31, 2012, the average borrowings and the average interest rate were $285,000,000 and 1.20%, respectively. As of January 31, 2012, the amount of such outstanding borrowings was $285,000,000. The interest rate applicable to the borrowings on January 31, 2012 was 1.20%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the

Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$651,147,366	$—	$651,147,366
Convertible Bonds		248,642,782		248,642,782
U.S. Government and Agency Securities		4,671,872		4,671,872
Sovereign Bonds		13,250,045		13,250,045
Synthetic Convertible Securities (Corporate Bonds)		46,968,800		46,968,800
Synthetic Convertible Securities (U.S. Government and Agency Securities)		336,567		336,567
Synthetic Convertible Securities (Sovereign Bonds)		952,362		952,362
Synthetic Convertible Securities (Purchased Options)	8,516,888			8,516,888
Convertible Preferred Stocks	47,416,182	51,289,945		98,706,127
Common Stocks	17,287,302			17,287,302
Short Term Investment	28,415,775			28,415,775

Total	$101,636,147	$1,017,259,739	$—	$1,118,895,886

Liabilities:
Interest Rate Swaps	$—	$4,046,096	$—	$4,046,096

Total	$—	$4,046,096	$—	$4,046,096

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 22, 2012